POMONA INVESTMENT FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2023 (UNAUDITED)

Private Equity Investments (81.82%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (1.97%)
Blue Owl GP Stakes V Nimbus Cayman (B), L.P.	North America	09/10/2021	$8,557,800
Blue Owl GP Stakes V Nimbus U.S. (A), LLC	North America	09/10/2021	1,698,743
BSV Opportunities B, F.C.R.E(d)	Europe	12/16/2021	5,266,053
Investcorp Aspen Offshore Fund, L.P.	Rest of World	07/01/2019	10,050,345
Roark Capital Partners II Sidecar, L.P.(d)	North America	10/18/2018	1,746,010
Total Direct Investments/Co-Investments			27,318,951

Primary Investments (4.12%)
Accel-KKR Capital Partners VII, L.P.(d)	North America	12/16/2022	(26,695)
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	821,801
Apax XI USD L.P.(d)	Europe	10/19/2023	31,606
Berkshire Fund X-A, L.P.	North America	09/22/2020	6,623,710
Blue Owl GP Stakes V Offshore Investors, L.P.	North America	09/20/2021	2,325,376
BPEA EQT Mid-Market Growth Partnership, SCSp(d)	Europe	06/07/2023	92,263
CB Offshore Equity X, L.P.	North America	11/20/2020	2,680,898
Clearlake Capital Partners VII (USTE), L.P.	North America	09/17/2021	3,014,422
Genstar Capital Partners X, L.P.	North America	04/01/2021	4,823,004
Genstar Capital Partners XI, L.P.(d)	North America	04/26/2023	10,653
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	61,259
Halifax Capital Partners V, L.P.(d)	North America	09/30/2023	642,596
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,850,991
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	4,161,742
Hellman & Friedman Capital Partners XI (Parallel), L.P.(d)	North America	12/16/2022	–
HighVista Private Equity VIII (Offshore), L.P.(d)	Europe	04/11/2019	3,338,978
Norwest Mezzanine Partners V-A, L.P.(d)	North America	09/30/2023	892,297
Providence Equity Partners IX-A S.C.Sp(d)	North America	12/15/2023	172,622
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	6,438,818
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	2,300,840
TA XIV-B, L.P.	North America	05/27/2021	3,558,567
TA XV-B, L.P.(d)	North America	04/27/2023	–
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	4,033,346
The Veritas Capital Fund VIII, L.P.	North America	03/16/2022	4,178,346
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	–
Thoma Bravo Fund XV-A, L.P.(d)	North America	02/03/2022	3,658,000
Vista Equity Partners Fund VIII-A, L.P.	North America	04/27/2022	543,286
Total Primary Investments			57,228,726

Seasoned Primary Investments (4.60%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	2,125,655
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	387,475
Gryphon Partners IV, L.P.	North America	06/08/2016	4,072,986
Gryphon Partners VI-A, L.P.(d)	North America	12/17/2021	9,306,430
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.	North America	10/26/2021	4,542,212
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,518,423
L Catterton IX, L.P.(d)	North America	03/09/2021	7,224,492
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	1,757,988
NB Credit Opportunities II Cayman Feeder LP(d)	North America	06/30/2023	11,400,000
OceanSound Partners Fund, L.P.	North America	01/31/2022	10,488,000
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	5,018,314

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Seasoned Primary Investments (4.60%) (continued)
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	$3,000,625
Total Seasoned Primary Investments			63,842,600

Secondary Investments (71.13%)
A9 EUR (Feeder) L.P.	Europe	10/19/2023	11,943,002
A9 USD (Feeder) L.P.(d)	Europe	10/19/2023	4,089,428
ABS Capital Partners VII Offshore, L.P.(d)	North America	10/13/2023	2,992,002
ABS Capital Partners VII, L.P.(d)	North America	10/13/2023	7,697,947
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	4,252,593
Actis Energy 5 LP	Europe	06/30/2023	232,872
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	137,677
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	561,150
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	2,753,841
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,008,851
AEA EXC CF, L.P.(d)	North America	08/12/2022	11,448,211
American Securities Partners VI, L.P.(d)	North America	03/31/2022	2,416,838
American Securities Partners VII, L.P.	North America	12/30/2022	30,126,701
AP VIII Private Investors Offshore (USD), L.P.(d)	Europe	06/30/2017	40,785
AP VIII Private Investors, LLC(d)	Europe	06/28/2019	816,445
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	223,452
Apax Europe VII, L.P.(d)	Europe	03/31/2021	37,821
Apax IX USD L.P.(d)	Europe	10/19/2023	17,810,609
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	66,337
Apollo Investment Fund VII, L.P.	North America	09/29/2017	8,333
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	14,986
Artiman Ventures III, L.P.(d)	North America	03/31/2021	695,072
Astorg VI SLP(d)	Europe	03/31/2022	2,325,183
Astorg VII SLP(d)	Europe	03/31/2022	9,126,464
Atlas Capital Resources, L.P.(d)	North America	06/30/2021	483,237
Audax Mezzanine Fund III, L.P.(d)	North America	09/30/2016	605,888
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	7,580,788
Audax Private Equity Fund III, L.P.(d)	North America	09/30/2015	125,325
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	3,002
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	179,089
Avista Healthcare Partners, L.P.	North America	12/31/2019	(3,745)
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	1,909,216
Bain Capital Asia Fund III, L.P.	North America	06/30/2023	3,618,292
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	57,611
Bain Capital Empire Holdings, L.P.(d)	North America	09/21/2022	18,720,525
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	203,511
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	7,233,206
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,821,488
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	97,019
BC Asia III Private Investors, L.P.	North America	06/30/2020	1,864,714
BC Europe IV Private Investors, L.P.	North America	06/30/2020	1,080,373
BC European Capital IX-8, L.P.	Europe	12/31/2020	649,988
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	1,778,143
BC XI Private Investor, L.P.(d)	North America	06/30/2020	1,864,234
BC XII Private Investors, L.P.	North America	06/30/2020	4,746,830
BCP V-S, L.P.(d)	North America	09/29/2017	4
Berkshire Fund IX, L.P.	North America	09/03/2021	9,953,424
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,851,513
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	242,325
Berkshire Fund VIII (IND), L.P.(d)	North America	09/03/2021	6,416,198
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	3,622

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (71.13%) (continued)
Blue Owl GP Stakes US Investors, L.P.	North America	03/31/2022	$1,179,455
Bowmark Capital Partners V, L.P.	Europe	06/30/2023	998,459
BPEA Private Equity Fund VI, L.P.1(d)	Europe	06/30/2023	4,243,412
Brentwood Associates Private Equity V, L.P.(d)	North America	12/29/2023	5,418,991
Bridgepoint Europe IV, L.P.(d)	Europe	03/31/2021	218,773
Carlyle Credit Opportunities Fund (Parallel), L.P.	North America	09/29/2023	1,975,058
Carlyle Partners V, L.P.(d)	North America	12/31/2019	72,974
Carlyle US Equity Opportunity Fund II, L.P.	North America	06/30/2022	1,758,407
CCP Climb, L.P.(d)	Europe	05/03/2023	20,215,937
CCP Strider L.P.(d)	Europe	10/10/2022	16,192,645
CD&R Value Building Partners I, L.P.	North America	12/02/2021	12,452,615
CDRF8 Private Investors, LLC	North America	06/30/2017	6,286
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	04/27/2022	9,400,000
Cerberus Institutional Partners, L.P. - Series Four	North America	12/30/2016	28,356
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	4,490,354
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,790,964
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	22,106
CHP III, L.P.(d)	North America	09/29/2017	80,600
CI Capital Investors II, L.P.(d)	North America	12/31/2019	8,244
CI Capital Investors III, L.P.(d)	North America	12/31/2019	20,262,366
Clayton, Dubilier & Rice Fund IX, L.P.	North America	06/30/2022	3,917,858
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	2,059,548
Clearlake Capital Partners II, L.P.	North America	09/30/2022	728
Clearlake Capital Partners III, L.P.(d)	North America	09/30/2022	221,320
Clearlake Capital Partners IV, L.P.	North America	12/31/2019	1,849,054
Clearlake Capital Partners V (Offshore), L.P.	North America	12/30/2022	531,571
Clearlake Capital Partners V, L.P.	North America	09/30/2022	20,252,935
Clearlake Capital Partners VI, L.P.	North America	09/30/2022	2,226,755
Clearlake Opportunities Partners (P-Offshore), L.P.	North America	12/31/2019	756,673
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	272,700
Comvest Capital II International (Cayman), L.P.(d)	North America	06/29/2018	48,324
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	255,890
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	904,649
CVC Capital Partners VI (A), L.P.(d)	Europe	12/29/2022	3,874,765
CVC Capital Partners VI (B), L.P.(d)	Europe	12/30/2022	13,079,942
CVC Capital Partners VII (A), L.P.	Europe	08/15/2022	3,848,922
CVC European Equity Partners V (A), L.P.	Europe	12/30/2022	212,544
CVC European Equity Partners V (C), L.P.	Europe	03/31/2023	236,374
DCM IV, L.P.(d)	North America	06/30/2015	143,857
DCM V, L.P.(d)	North America	06/30/2015	51,638
DCM VI, L.P.(d)	North America	06/30/2015	299,959
EQT VII (No.1) Limited Partnership(d)	Europe	12/31/2020	735,628
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,344,097
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	431,122
Fifth Cinven Fund (No.3) Limited Partnership	Europe	12/31/2021	2,371,551
Five Arrows Florence Continuation Fund SCSp(d)	Europe	05/05/2022	10,152,073
Francisco Partners II, L.P.(d)	North America	12/31/2018	3,093
Frontenac XI Private Capital (M) Limited Partnership(d)	North America	07/24/2023	6,300,952
FSN Capital IV, L.P.(d)	Europe	12/31/2019	65,830
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	1,955,128
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	7,531
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	590,720
Genstar Capital Partners VII (EU), L.P.	North America	12/31/2020	798,001
Genstar Capital Partners VII, L.P.	North America	03/31/2022	6,947,263
Genstar Capital Partners VIII BL (EU), L.P.(d)	North America	12/31/2020	2,543,957
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,571,302

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (71.13%) (continued)
GESD Investors II, L.P.(d)	North America	09/29/2017	$24,663
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,706,453
Green Equity Investors CF, L.P.(d)	North America	04/26/2021	2,587,483
Green Equity Investors Side VI, L.P.	North America	06/30/2021	5,735,461
Green Equity Investors V, L.P.(d)	North America	09/29/2017	89,610
Green Equity Investors VI, L.P.	North America	09/30/2022	4,591,461
Gridiron Capital Fund II, L.P.(d)	North America	12/31/2019	768,463
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,634,783
Gryphon Co-Invest Fund IV, L.P.	North America	12/31/2020	204,277
Gryphon Mezzanine Partners II, L.P.	North America	12/30/2022	17,075,447
Gryphon Mezzanine Partners, L.P.	North America	12/30/2022	3,332,665
Gryphon Partners 3.5, L.P.(d)	North America	12/31/2020	22,393
Gryphon Partners IV, L.P.	North America	12/31/2020	1,253,226
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	3,062,726
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	22,805
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	65,776
GSO Private Investors Offshore II, L.P.(d)	North America	06/30/2017	38,175
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,587,554
H&F Executives IX, L.P.	North America	09/30/2020	3,556,599
H&F Executives VIII, L.P.(d)	North America	09/30/2020	3,194,133
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	319,102
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.(d)	North America	03/31/2021	15,722
H.I.G. Capital Partners IV, L.P.(d)	North America	12/31/2018	160,572
H.I.G. Capital Partners V, L.P.	North America	06/30/2023	4,710,000
Halifax Capital Partners IV, L.P.(d)	North America	03/31/2022	13,087,735
Hamilton Lane-Carpenters Partnership Fund IV, L.P.	North America	03/31/2022	15,243,973
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	7,673,990
Harvest Partners Structured Capital Fund II, L.P.	North America	12/30/2022	26,547,548
Harvest Partners Structured Capital Fund III, L.P.	North America	12/30/2022	14,722,120
Harvest Partners Structured Capital Fund, L.P.	North America	12/30/2022	14,036,387
Hellman & Friedman Capital Partners VII (Parallel), L.P.(d)	North America	06/28/2019	1,509,189
Hellman & Friedman Capital Partners VII, L.P.(d)	North America	06/30/2021	1,034,196
HFCP VII (Parallel-A), L.P.(d)	North America	09/30/2021	536,132
Hg Genesis 6 C L.P.(d)	Europe	03/31/2023	2,051
Hg Genesis 7 C L.P.(d)	Europe	03/31/2023	1,159,692
Hg Genesis 7 E L.P.(d)	Europe	06/30/2023	1,684,874
Hildred Perennial Partners I, L.P.(d)	North America	12/22/2023	29,788,905
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	3,218,461
Icon Partners II, L.P.(d)	North America	03/27/2021	313,719
Icon Partners III, L.P.	North America	04/13/2021	2,289,703
Insight Equity I, L.P.(d)	North America	12/31/2018	1,271
Insight Equity II, L.P.(d)	North America	12/31/2018	289,187
Insight Partners Continuation Fund, L.P.	North America	08/14/2019	8,722,093
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,383,290
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,805,638
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.	North America	09/30/2019	247,463
Insight Venture Partners Coinvestment Fund II, L.P.	North America	06/30/2015	921,333
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	123,304
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.(d)	North America	09/30/2019	878,480
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(d)	North America	09/30/2019	54,343
Insight Venture Partners IX, L.P.	North America	09/30/2019	60,907
Insight Venture Partners VII, L.P.	North America	06/30/2015	2,106,610
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	217,018
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,748,476

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (71.13%) (continued)
Kelso Investment Associates IX, L.P.	North America	03/31/2022	$1,952,351
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	44,772
KKR 2006 Fund, L.P.	North America	09/29/2017	1,708
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	723
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,336,152
KKR China Growth Fund, L.P.	North America	12/31/2021	133,190
KKR North America Fund XI, L.P.	North America	12/31/2021	3,535,413
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,337,115
Lion/Simba Investors, L.P.	Europe	12/21/2020	5,190,808
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	17,115
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	863,556
Littlejohn Fund V, L.P.(d)	North America	12/29/2023	4,219,192
Lovell Minnick Equity Partners III, L.P.	North America	06/30/2021	439,000
Madison Dearborn Capital Partners VI-C, L.P.	North America	03/31/2021	7,582
Madison Dearborn Capital Partners VII, L.P.	North America	03/31/2022	6,285,281
Marlin Equity III, L.P.(d)	North America	06/30/2021	40,993
MDCP Insurance SPV, L.P.(d)	North America	05/09/2023	2,518,482
MDP Fund, L.P.	Europe	06/30/2015	12,341
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	630
Montagu+ SCSp(d)	Europe	11/10/2021	9,898,268
Montreux Equity Partners IV, L.P.	North America	09/29/2017	227,465
MPE Partners II, L.P.	North America	06/30/2019	1,740,300
MSouth Equity Partners II, L.P.(d)	North America	12/31/2019	8,717
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	306,836
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	23,075
NB SPV, L.P.(d)	North America	08/27/2021	5,626,578
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	24,682
New Mountain Partners III, L.P.(d)	North America	09/29/2017	91,901
New Mountain Partners IV, L.P.(d)	North America	03/31/2023	1,298,318
New Mountain Partners V, L.P.	North America	03/31/2023	7,287,575
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	5,044,027
North Bridge Growth Equity II, L.P.	North America	12/31/2020	8,659,140
Norwest Mezzanine Partners III, L.P.(d)	North America	09/29/2023	1,793,339
Norwest Mezzanine Partners IV	North America	09/29/2023	55,211,385
Oak Investment Partners XII, Limited Partnership(d)	North America	03/29/2019	35,394
Oaktree Opportunities Fund IX (Cayman), L.P.	North America	12/31/2021	1,775,732
Oaktree Opportunities Fund VIII (Cayman), Ltd.(d)	North America	12/31/2021	5,612
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	39,527
Odyssey Investment Partners Fund V, LP	North America	06/30/2023	4,004,792
Paladin III (HR), L.P.	North America	09/29/2017	183,679
Pamlico Capital III Continuation Fund, L.P.(d)	North America	01/27/2023	10,442,019
Parthenon Investors II, L.P.	North America	12/31/2018	129,633
Parthenon Investors III, L.P.	North America	12/31/2018	1,252,015
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,914,481
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	9,750,224
Platinum Equity Capital Partners II, L.P.	North America	09/29/2017	84,427
PRO SPV, L.P.(d)	North America	08/27/2021	6,301,151
Providence Equity Offshore Partners IV, L.P.(d)	North America	12/30/2016	17,464
Providence Equity Partners V, L.P.	North America	12/30/2016	32,016
Providence Equity Partners VI, L.P.(d)	North America	12/30/2016	127,236
Providence Equity Partners VII, L.P.	North America	09/29/2017	8,434,206
Providence Equity Partners VII-A, L.P.	North America	09/29/2023	24,151,882
PT2-A, L.P.(d)	North America	12/16/2021	8,726,500
PTEV-A, L.P.(d)	North America	12/30/2021	4,875,374
RC III CKE LLC(d)	North America	06/30/2023	4,813,174
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	7,864

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (71.13%) (continued)
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	$68,456
Riverside Capital Appreciation Fund V, L.P.(d)	North America	03/31/2021	110,000
Roark Capital Partners CF RI, L.P.	North America	08/26/2022	919,873
Roark Capital Partners CF, L.P.	North America	05/11/2022	8,106,687
Roark Capital Partners II, L.P.	North America	06/29/2018	228,786
Roark Capital Partners III, L.P.	North America	06/29/2018	4,813,187
Roark Capital Partners IV, L.P.	North America	06/29/2018	24,502,820
Roark Capital Partners V (T), L.P.(d)	North America	12/29/2023	4,250,377
Samson Brunello 2, L.P.(d)	North America	02/19/2021	2,645,082
Samson Hockey 2, L.P.(d)	North America	12/23/2020	1,596,071
Samson Shield 2, L.P.(d)	North America	12/23/2020	4,643,558
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	66,305
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,161,400
Silver Lake Partners III, L.P.	North America	12/31/2018	94,571
Silver Lake Partners V, L.P.	North America	06/30/2020	2,371,087
Sixth Cinven Fund (No. 2) Limited Partnership	Europe	12/30/2022	1,817,153
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/30/2019	2,409,559
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	17,388
SL SPV-2, L.P.	North America	02/14/2019	687,181
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	11,611,951
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	520,672
Summit Partners Growth Equity Fund VIII-B, L.P.(d)	North America	12/31/2021	1,173,506
Summit Partners Private Equity Fund VII-A, L.P.(d)	North America	12/31/2018	178,369
Sun Capital Partners IV, L.P.(d)	North America	12/31/2018	75,183
Sun Capital Partners V, L.P.	North America	12/31/2018	83,707
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	2,825,247
TA Atlantic and Pacific VI, L.P.(d)	North America	03/31/2021	32,085
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	5,256
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	117,641
The Veritas Capital Fund V, L.P.(d)	North America	06/30/2019	16,651,283
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	8,079,327
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	2,010,140
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	22,328
TPF II-A, L.P.(d)	North America	12/31/2019	8,674
TPG Growth III (A), L.P.(d)	North America	12/31/2019	2,038,981
TPG Partners V, L.P.(d)	North America	09/29/2017	2,840
TPG Partners VI, L.P.	North America	09/29/2017	193,435
TPG STAR, L.P.(d)	North America	09/29/2017	166,077
Trident VI, L.P.	North America	06/30/2023	6,871,163
Triton Fund III, L.P.(d)	Europe	03/31/2021	105,496
Triton Fund IV L.P.(d)	Europe	06/30/2023	3,094,020
Vista Equity Partners Fund V, L.P.(d)	North America	09/30/2018	16,448,888
Warburg Pincus Global Growth, L.P.	North America	06/30/2022	6,124,229
Warburg Pincus Private Equity XI, L.P.	North America	12/31/2021	2,684,515
Warburg Pincus Private Equity XI-B, L.P.	North America	03/31/2022	3,592,959
Warburg Pincus Private Equity XII, L.P.(d)	North America	06/30/2022	4,089,666
Warburg Pincus Private Equity XII-B, L.P.(d)	North America	03/31/2022	4,121,604
Webster Equity Partners Bristol CF, L.P.(d)	North America	10/15/2021	9,378,292
White Deer Energy, L.P.(d)	North America	06/30/2021	31,334
Wind Point Partners AAV, L.P.(d)	North America	06/29/2021	765,669
Wind Point Partners VII-B, L.P.(d)	North America	09/29/2017	597,312

Private Equity Investments (81.82%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (71.13%) (continued)
WP AUSA, L.P.(d)	North America	07/22/2019	$8,240,039
Total Secondary Investments			987,494,154

Total Private Equity Investments
(Cost $1,001,150,354)			$1,135,884,431

Common Stock (0.01%)	Shares	Fair Value
Udemy, Inc.(d)	5,854	86,230

Total Common Stock
(Cost $89,625)		$86,230

Short-Term Investments (31.62%)	Fair Value
Money Market Funds (31.62%)
Fidelity Government Portfolio, Class I, 5.19%(e)	437,195,398
JPMorgan US Government Money Market Fund, 5.11%(e)	1,780,439

Total Money Market Funds	438,975,837

Total Short-Term Investments
(Cost $438,975,837)	$438,975,837

Total Investments (113.45%)
(Cost $1,440,215,816)	$1,574,946,498

Liabilities in Excess of Other Assets (-13.45%)	(186,733,194)
Net Assets (100.00%)	$1,388,213,304

(a)	Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale. Total cost and fair value of illiquid and restricted securities as of December 31, 2023 was $1,001,150,354 and $1,135,884,431, respectively.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of December 31, 2023, the aggregate cost of each investment restricted to resale was: $2,887,826, $4,088,138, $7,723,191, $4,258,507, $923,385, $–, $863,638, $–, $5,976,645, $3,673,011, $108,862, $2,204,915, $2,884,771, $4,617,943, $29,821, $48,081, $506,131, $1,902,757, $3,608,091, $–, $2,186,739, $892,297, $190,647, $3,951,961, $1,883,884, $3,735,200, $–, $2,849,282, $4,168,225, $–, $3,414,904, $365,314, $2,035,115, $364,498, $2,913,689, $8,172,094, $3,785,000, $2,785,746, $6,267,911, $2,093,507, $10,555,321, $6,487,603, $4,812,838, $2,931,000, $10,123,594, $3,637,598, $2,080,020, $5,347,611, $3,816,204, $265,389, $41,815, $1,688,034, $2,632,058, $1,435,829, $11,610,029, $1,833,298, $26,981,608, $154,778, $1,747,198, $406,876, $20,004, $15,841,744, $207,218, $292,335, $585,763, $547,290, $3,873,937, $6,722,589, $1,196,347, $1,433,742, $7,370,000, $2,308,026, $2,154, $335,148, $391,357, $2,055,081, $2,812,541, $–, $16,967,972, $962,325, $5,516,370, $4,222,683, $49,683, $349,079, $805,495, $1,487,440, $431,555, $1,042,975, $2,234,037, $47,896, $8,927,605, $6,040,488, $992,633, $6,497,467, $445,286, $1,344,773, $1,058,009, $4,690,653, $4,183,829, $127,495, $1,535,503, $53,331, $1,757,547, $17,477,759, $15,545,080, $9,959,106, $229,064, $9,051,479, $688,460, $2,876,192, $1,113,554, $–, $216,690, $21,757, $13,650,875, $4,357,913, $2,028,007, $8,048, $187,670, $2,496,333, $493,546, $22,490,376, $2,108,640, $697,565, $318,530, $151,461, $1,611,792, $755,571, $3,161,688, $11,965,789, $2,690,911, $212,127, $235,566, $133,659, $1,177,767, $1,671,703, $909,962, $1,178,329, $496,116, $2,369,386, $8,227,875, $112,071, $4,342,764, $127,519, $2,030,606, $212,384, $1,309,870, $742,837, $5,755,348, $1,509,239, $1,035,833, $13,778, $1,185,423, $3,326,399, $4,561,044, $3,144,333, $3,515,070, $1,888,254, $1,741,331, $312,839, $15,346,663, $3,101,823, $163,282, $1,821,425, $2,345,544, $16,951, $261,086, $203,075, $1,233,601, $2,296,728, $1,660,017, $614,120, $–, $1,701,384, $4,427,386, $11,275,545, $13,079,691, $6,491,818, $20,525,318, $12,790,666, $13,408,925, $7,777,784, $640,492, $936,385, $46,154, $794,430, $1,259,573, $21,739,130, $3,340,978, $184,439, $3,917,088, $157,636, $822,646, $4,739,329, $1,587,088, $1,340,088, $329,763, $560,617, $136,347, $714,957, $44,530, $40,398, $1,612,660, $168,084, $2,113,308, $1,249,470, $629,587, $177,890, $6,030, $2,812,761, $–, $3,082,630, $2,068,183, $2,835,997, $10,272, $2,009,981, $3,325,860, $777,423, $193,609, $6,293,128, $29,533, $1,996,576, $1,818,116, $705, $6,726,345, $339,516, $3,250, $904,846, $174,902, $230,532, $5,000,000, $88,504, $1,040,174, $1,343,658, $4,941,418, $3,559,711, $8,674,922, $1,461,140, $37,950,316, $166,027, $339,528, $837, $45,196, $4,779,265, $12,946, $7,488,872, $116,700, $512,940, $8,650,087, $4,062,182, $279,152, $6,464,539, $19,151, $361,457, $3,471,348, $6,506,913, $18,578,788, $6,414,863, $4,285,377, $3,257,184, $6,023, $14,852, $256,800, $518,083, $6,147,548, $783,059, $4,907,084, $20,269,039, $3,719,932, $897,028, $904,194, $4,008,487, $675,116, $2,036,010, $887,625, $1,797,271, $1,330,160, $1,429,735, $20,620, $345,632, $12,287,603, $956,949, $898,295, $495,237, $243,191, $471,830, $1,097,436, $20,352, $223,456, $113,418, $17,368,314, $14,590,155, $2,100,840, $267,492, $21,751, $2,087,710, $319,883, $1,476,047, $495,028, $4,762,415, $276,706, $1,616,639, $12,086,562, $4,150,022, $2,683,855, $3,204,279, $4,426,865, $5,578,176, $9,573,471, $66,690, $933,479, $469,001 and $4,942,500, respectively, totaling, $1,001,150,354.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of December 31, 2023.

1. Organization

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement, Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. The Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee quarterly, annually and promptly (as necessary in accordance with rule 2a-5) and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

The Valuation Procedures are applied to all of the Fund’s investments, which primarily consists of the following types of Private Equity Investment strategies:

●	Secondary Investments refer to investments in existing Private Equity assets that are typically acquired in privately negotiated transactions.

●	Primary Investments refer to investments in newly established private equity funds.

●	Seasoned Primary Investments refer to primary investments made after an investment fund has already invested a certain percentage of its capital commitments.

●	Direct Investments/Co-Investments refers to investments in an operating company alongside other investors.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This may include adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

The Fund uses NAV as a practical expedient to determine the fair value of its investments in Private Equity Investments. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

●	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.

●	Discounted cash flow analysis, including a terminal value or exit multiple.

●	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.

●	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers.

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held.

3. Fair Value Disclosures

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

-	Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

-	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

-	Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stock	$86,230	$–	$–	$86,230
Short-Term Investments	438,975,837	–	–	438,975,837
TOTAL	$439,062,067	$–	$–	$439,062,067

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of December 31, 2023, $1,135,884,431 was fair valued utilizing NAV as a practical expedient.

As of December 31, 2023 there were no level 3 investments held in the Fund. During the period ended December 31, 2023, the Fund did not have any transfers in or out of Level 3 of the fair value hierarchy.